Schedule I Summary of Investments - Other than Investments in Related Parties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments Other than Investments in Related Parties
Amount at which shown in the Balance sheet	$ 379,398
Fixed maturity securities
Summary of Investments Other than Investments in Related Parties
Cost	275,134
Fair Value	288,345
Amount at which shown in the Balance sheet	288,345
U.S. government and government sponsored entities
Summary of Investments Other than Investments in Related Parties
Cost	13,165
Fair Value	13,582
Amount at which shown in the Balance sheet	13,582
Obligations of states, municipalities and political subdivisions
Summary of Investments Other than Investments in Related Parties
Cost	35,274
Fair Value	37,755
Amount at which shown in the Balance sheet	37,755
Non-U.S. government
Summary of Investments Other than Investments in Related Parties
Cost	24,603
Fair Value	25,770
Amount at which shown in the Balance sheet	25,770
Public utilities
Summary of Investments Other than Investments in Related Parties
Cost	21,938
Fair Value	24,216
Amount at which shown in the Balance sheet	24,216
All other corporate and debt securities
Summary of Investments Other than Investments in Related Parties
Cost	113,852
Fair Value	121,418
Amount at which shown in the Balance sheet	121,418
Mortgage-backed, asset-backed and collateralized
Summary of Investments Other than Investments in Related Parties
Cost	66,302
Fair Value	65,604
Amount at which shown in the Balance sheet	65,604
Equity securities and mutual funds
Summary of Investments Other than Investments in Related Parties
Cost	1,945
Fair Value	3,749
Amount at which shown in the Balance sheet	3,749
Common Stock
Summary of Investments Other than Investments in Related Parties
Cost	1,807
Fair Value	3,546
Amount at which shown in the Balance sheet	3,546
Public utilities
Summary of Investments Other than Investments in Related Parties
Cost	4
Fair Value	5
Amount at which shown in the Balance sheet	5
Banks, trust and insurance companies
Summary of Investments Other than Investments in Related Parties
Cost	428
Fair Value	1,709
Amount at which shown in the Balance sheet	1,709
Industrial, miscellaneous and all other
Summary of Investments Other than Investments in Related Parties
Cost	1,375
Fair Value	1,832
Amount at which shown in the Balance sheet	1,832
Preferred Stock
Summary of Investments Other than Investments in Related Parties
Cost	83
Fair Value	143
Amount at which shown in the Balance sheet	143
Mutual Funds:
Summary of Investments Other than Investments in Related Parties
Cost	55
Fair Value	60
Amount at which shown in the Balance sheet	60
Mortgage and other loans receivable, net of allowance
Summary of Investments Other than Investments in Related Parties
Cost	19,489
Fair Value	20,600
Amount at which shown in the Balance sheet	19,489
Other invested assets
Summary of Investments Other than Investments in Related Parties
Cost	39,177
Fair Value	39,586
Amount at which shown in the Balance sheet	40,744
Short-term investments, at cost (approximates fair value).
Summary of Investments Other than Investments in Related Parties
Cost	22,572
Fair Value	22,572
Amount at which shown in the Balance sheet	22,572
Derivative assets
Summary of Investments Other than Investments in Related Parties
Cost	4,499
Fair Value	4,499
Amount at which shown in the Balance sheet	$ 4,499